Average Annual Total Returns - BlackRock International Index V.I. Fund	May 01, 2021
MSCIEAFEIndex [Member]
Average Annual Return:
1 Year	7.82%
5 Years	7.45%
10 Years	5.51%
Class I Shares
Average Annual Return:
1 Year	8.03%
5 Years	7.48%
10 Years	5.24%